Transactions with Related Parties - Economou and Other (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2018 shares	Dec. 31, 2017 shares	May 15, 2017 USD ($)	Apr. 06, 2017 USD ($)	Apr. 03, 2017	Mar. 10, 2017 USD ($)	Jan. 19, 2017 USD ($)	Jan. 12, 2017
Common stock shares outstanding | shares	98,708,916	104,274,708
Very Large Gas Carrier 1 (VLGC)
Time Charter Agreement Duration	5 years
Very Large Gas Carrier 2 (VLGC)
Time Charter Agreement Duration	5 years
Very Large Gas Carrier 3 (VLGC)
Time Charter Agreement Duration	10 years
Very Large Gas Carrier 4 (VLGC)
Time Charter Agreement Duration	10 years
Suezmax newbuilding vessel Samsara
Time Charter Agreement Duration	5 years
Purchase price			$ 64,000
Huahine vessel
Period required for termination notice for agreement	60 days
Chairman and CEO
Common stock shares outstanding | shares	72,421,515
Percentage Of Shareholder	73.40%
Cardiff LNG Ships Ltd.
Percentage Of Shareholder					100.00%
Cardiff LPG Ships Ltd.
Percentage Of Shareholder					100.00%
LPG Option Agreement | Very Large Gas Carriers (VLGCs)
Number of options for purchase of vessels								4
LPG Option Agreement | Very Large Gas Carrier 1 (VLGC)
Number of vessels							1
Purchase price							$ 83,500
LPG Option Agreement | Very Large Gas Carrier 2 (VLGC)
Number of vessels						1
Purchase price						$ 83,500
LPG Option Agreement | Very Large Gas Carrier 3 (VLGC)
Number of vessels				1
Purchase price				$ 83,500
LPG Option Agreement | Very Large Gas Carrier 4 (VLGC)
Number of vessels				1
Purchase price				$ 83,500